FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$12,985,116	$19,215,355	$137,567,355	$83,230,006	$82,570,971
Net Assets	$12,985,116	$19,215,355	$137,567,355	$83,230,006	$82,570,971

NET ASSETS, representing:
Accumulation units	$12,985,116	$19,215,355	$137,567,355	$83,230,006	$82,570,971
	$12,985,116	$19,215,355	$137,567,355	$83,230,006	$82,570,971

Units outstanding	5,334,054	2,492,371	5,296,836	5,944,304	7,539,757

Portfolio shares held	1,298,512	1,440,431	1,872,429	2,210,624	2,440,041
Portfolio net asset value per share	$10.00	$13.34	$73.47	$37.65	$33.84
Investment in portfolio shares, at cost	$12,985,116	$14,905,586	$37,202,223	$29,901,911	$30,966,272

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$176,380	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	150,360	260,001	1,896,015	1,106,404	1,107,108

NET INVESTMENT INCOME (LOSS)	26,020	(260,001)	(1,896,015)	(1,106,404)	(1,107,108)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	763,728	15,084,388	6,950,826	8,452,669
Net change in unrealized appreciation (depreciation) on investments	—	(4,507,548)	(65,480,750)	(22,478,229)	(24,253,497)

NET GAIN (LOSS) ON INVESTMENTS	—	(3,743,820)	(50,396,362)	(15,527,403)	(15,800,828)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,020	$(4,003,821)	$(52,292,377)	$(16,633,807)	$(16,907,936)
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$71,477,139	$11,565,804	$20,648,234	$97,934,838	$27,895,555
Net Assets	$71,477,139	$11,565,804	$20,648,234	$97,934,838	$27,895,555

NET ASSETS, representing:
Accumulation units	$71,477,139	$11,565,804	$20,648,234	$97,934,838	$27,895,555
	$71,477,139	$11,565,804	$20,648,234	$97,934,838	$27,895,555

Units outstanding	4,583,992	1,767,515	1,230,350	5,849,825	4,238,370

Portfolio shares held	1,628,923	1,953,683	493,269	1,066,480	604,585
Portfolio net asset value per share	$43.88	$5.92	$41.86	$91.83	$46.14
Investment in portfolio shares, at cost	$23,705,687	$8,182,641	$7,629,396	$17,139,258	$8,423,833

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	900,658	151,771	240,901	1,307,052	369,578

NET INVESTMENT INCOME (LOSS)	(900,658)	(151,771)	(240,901)	(1,307,052)	(369,578)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,438,124	429,583	910,161	9,602,899	2,711,381
Net change in unrealized appreciation (depreciation) on investments	(12,173,543)	(2,064,370)	2,994,476	(33,518,863)	(9,869,477)

NET GAIN (LOSS) ON INVESTMENTS	(6,735,419)	(1,634,787)	3,904,637	(23,915,964)	(7,158,096)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,636,077)	$(1,786,558)	$3,663,736	$(25,223,016)	$(7,527,674)
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$54,943,282	$41,686,772	$9,802,712	$974,630
Net Assets	$54,943,282	$41,686,772	$9,802,712	$974,630

NET ASSETS, representing:
Accumulation units	$54,943,282	$41,686,772	$9,802,712	$974,630
	$54,943,282	$41,686,772	$9,802,712	$974,630

Units outstanding	5,934,579	3,997,876	2,884,949	97,523

Portfolio shares held	595,333	826,135	806,144	65,062
Portfolio net asset value per share	$92.29	$50.46	$12.16	$14.98
Investment in portfolio shares, at cost	$7,790,434	$9,781,658	$8,981,160	$1,132,087

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	815,933	549,893	130,632	11,611

NET INVESTMENT INCOME (LOSS)	(815,933)	(549,893)	(130,632)	(11,611)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	8,886,256	3,324,424	214,412	(24,533)
Net change in unrealized appreciation (depreciation) on investments	(45,123,512)	(12,155,531)	(1,879,537)	(181,400)

NET GAIN (LOSS) ON INVESTMENTS	(36,237,256)	(8,831,107)	(1,665,125)	(205,933)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(37,053,189)	$(9,381,000)	$(1,795,757)	$(217,544)

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$26,020	$(260,001)	$(1,896,015)	$(1,106,404)	$(1,107,108)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	763,728	15,084,388	6,950,826	8,452,669
Net change in unrealized appreciation (depreciation) on investments	—	(4,507,548)	(65,480,750)	(22,478,229)	(24,253,497)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,020	(4,003,821)	(52,292,377)	(16,633,807)	(16,907,936)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,929	7,842	122,131	141,956	79,977
Annuity payments	(401,719)	(305,497)	(1,801,443)	(962,122)	(1,809,765)
Surrenders, withdrawals and death benefits	(1,188,842)	(2,391,184)	(14,212,419)	(8,850,093)	(10,628,884)
Net transfers between other subaccounts
or fixed rate option	5,074,211	(315,051)	(2,709,709)	(302,394)	(269,278)
Miscellaneous transactions	(404)	1,471	19,739	6,472	15,410
Other charges	(1,702)	(2,739)	(15,873)	(14,150)	(13,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	3,483,473	(3,005,158)	(18,597,574)	(9,980,331)	(12,626,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,509,493	(7,008,979)	(70,889,951)	(26,614,138)	(29,534,463)

NET ASSETS
Beginning of period	9,475,623	26,224,334	208,457,306	109,844,144	112,105,434
End of period	$12,985,116	$19,215,355	$137,567,355	$83,230,006	$82,570,971

Beginning units	3,899,561	2,863,212	5,940,554	6,612,373	8,628,898
Units issued	4,163,101	84,095	14,492	29,369	45,602
Units redeemed	(2,728,608)	(454,936)	(658,210)	(697,438)	(1,134,743)
Ending units	5,334,054	2,492,371	5,296,836	5,944,304	7,539,757
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(900,658)	$(151,771)	$(240,901)	$(1,307,052)	$(369,578)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,438,124	429,583	910,161	9,602,899	2,711,381
Net change in unrealized appreciation (depreciation) on investments	(12,173,543)	(2,064,370)	2,994,476	(33,518,863)	(9,869,477)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,636,077)	(1,786,558)	3,663,736	(25,223,016)	(7,527,674)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	159,212	15,419	17,420	273,871	159,510
Annuity payments	(922,674)	(134,182)	(94,217)	(813,374)	(148,968)
Surrenders, withdrawals and death benefits	(6,771,175)	(1,144,975)	(1,565,376)	(10,800,522)	(2,785,924)
Net transfers between other subaccounts
or fixed rate option	152,084	(469,665)	394,443	1,045,615	(725,713)
Miscellaneous transactions	11,107	1,753	(857)	29,755	3,998
Other charges	(5,908)	(1,309)	(3,063)	(9,862)	(2,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(7,377,354)	(1,732,959)	(1,251,650)	(10,274,517)	(3,499,457)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,013,431)	(3,519,517)	2,412,086	(35,497,533)	(11,027,131)

NET ASSETS
Beginning of period	86,490,570	15,085,321	18,236,148	133,432,371	38,922,686
End of period	$71,477,139	$11,565,804	$20,648,234	$97,934,838	$27,895,555

Beginning units	5,048,581	2,021,960	1,310,431	6,431,588	4,745,292
Units issued	77,168	24,881	91,386	144,019	63,847
Units redeemed	(541,757)	(279,326)	(171,467)	(725,782)	(570,769)
Ending units	4,583,992	1,767,515	1,230,350	5,849,825	4,238,370
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(815,933)	$(549,893)	$(130,632)	$(11,611)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	8,886,256	3,324,424	214,412	(24,533)
Net change in unrealized appreciation (depreciation) on investments	(45,123,512)	(12,155,531)	(1,879,537)	(181,400)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(37,053,189)	(9,381,000)	(1,795,757)	(217,544)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	266,571	51,766	7,064	52
Annuity payments	(356,182)	(257,739)	(210,389)	(6,754)
Surrenders, withdrawals and death benefits	(6,326,805)	(3,295,341)	(1,249,781)	(93,034)
Net transfers between other subaccounts
or fixed rate option	(4,113,722)	(309,097)	(60,926)	1,147,191
Miscellaneous transactions	33,248	5,266	1,407	(1,000)
Other charges	(6,518)	(2,849)	(1,625)	(145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(10,503,408)	(3,807,994)	(1,514,250)	1,046,310

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,556,597)	(13,188,994)	(3,310,007)	828,766

NET ASSETS
Beginning of period	102,499,879	54,875,766	13,112,719	145,864
End of period	$54,943,282	$41,686,772	$9,802,712	$974,630

Beginning units	6,826,562	4,348,900	3,300,408	10,765
Units issued	53,511	92,306	159,204	122,926
Units redeemed	(945,494)	(443,330)	(574,663)	(36,168)
Ending units	5,934,579	3,997,876	2,884,949	97,523

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(126,630)	$(332,212)	$(2,435,990)	$(1,291,871)	$(1,346,306)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,198,904	20,036,561	8,353,631	10,221,760
Net change in unrealized appreciation (depreciation) on investments	—	(1,474,143)	17,569,386	8,936,787	3,948,753

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(126,630)	(607,451)	35,169,957	15,998,547	12,824,207

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	152,138	105,557	314,411	432,838	516,750
Annuity payments	(84,238)	(384,614)	(1,855,972)	(1,813,222)	(1,607,954)
Surrenders, withdrawals and death benefits	(3,461,087)	(3,174,904)	(21,252,142)	(10,052,629)	(14,297,326)
Net transfers between other subaccounts
or fixed rate option	107,593	(344,268)	(1,048,983)	(573,731)	455,085
Miscellaneous transactions	230	1,524	(7,776)	1,980	(6,688)
Other charges	(1,785)	(2,802)	(19,942)	(14,160)	(12,480)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(3,287,149)	(3,799,507)	(23,870,404)	(12,018,924)	(14,952,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,413,779)	(4,406,958)	11,299,553	3,979,623	(2,128,406)

NET ASSETS
Beginning of period	12,889,402	30,631,292	197,157,753	105,864,521	114,233,840
End of period	$9,475,623	$26,224,334	$208,457,306	$109,844,144	$112,105,434

Beginning units	5,243,751	3,279,610	6,682,077	7,390,642	9,850,607
Units issued	4,138,553	131,407	149,421	48,148	120,015
Units redeemed	(5,482,743)	(547,805)	(890,944)	(826,417)	(1,341,724)
Ending units	3,899,561	2,863,212	5,940,554	6,612,373	8,628,898

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(988,369)	$(182,926)	$(216,152)	$(1,495,568)	$(465,587)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,449,705	396,711	1,173,927	12,687,678	3,412,734
Net change in unrealized appreciation (depreciation) on investments	13,603,050	779,016	2,866,471	18,403,734	3,059,227

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,064,386	992,801	3,824,246	29,595,844	6,006,374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	130,217	40,328	18,897	180,298	114,548
Annuity payments	(785,715)	(163,363)	(147,712)	(1,188,457)	(393,297)
Surrenders, withdrawals and death benefits	(8,257,061)	(1,594,647)	(2,101,060)	(11,332,374)	(3,957,281)
Net transfers between other subaccounts
or fixed rate option	(119,967)	419,696	26,395	(1,284,983)	31,233
Miscellaneous transactions	(9,467)	(410)	1,760	6,865	(1,474)
Other charges	(5,686)	(1,335)	(3,029)	(12,166)	(2,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(9,047,679)	(1,299,731)	(2,204,749)	(13,630,817)	(4,208,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,016,707	(306,930)	1,619,497	15,965,027	1,797,693

NET ASSETS
Beginning of period	76,473,863	15,392,251	16,616,651	117,467,344	37,124,993
End of period	$86,490,570	$15,085,321	$18,236,148	$133,432,371	$38,922,686

Beginning units	5,636,818	2,200,311	1,480,831	7,177,229	5,287,692
Units issued	60,467	97,827	35,485	76,670	58,808
Units redeemed	(648,704)	(276,178)	(205,885)	(822,311)	(601,208)
Ending units	5,048,581	2,021,960	1,310,431	6,431,588	4,745,292

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2021	1/1/2021	1/1/2021	2/22/2021*
	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,200,210)	$(664,506)	$(168,802)	(1,565)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	12,158,291	5,709,376	459,547	13,862
Net change in unrealized appreciation (depreciation) on investments	2,792,956	6,954,393	(951,631)	23,943

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,751,037	11,999,263	(660,886)	36,240

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	210,000	81,807	62,238	2,020
Annuity payments	(1,393,113)	(467,467)	(65,094)	—
Surrenders, withdrawals and death benefits	(10,574,059)	(6,200,493)	(1,253,457)	(8,985)
Net transfers between other subaccounts
or fixed rate option	783,164	(38,309)	(1,076,805)	116,589
Miscellaneous transactions	(4,734)	(1,857)	(498)	—
Other charges	(6,740)	(2,780)	(1,771)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(10,985,482)	(6,629,099)	(2,335,387)	109,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,765,555	5,370,164	(2,996,273)	145,864

NET ASSETS
Beginning of period	99,734,324	49,505,602	16,108,992	—
End of period	$102,499,879	$54,875,766	$13,112,719	145,864

Beginning units	7,614,446	4,897,995	3,879,525	—
Units issued	405,329	75,852	45,708	34,317
Units redeemed	(1,193,213)	(624,947)	(624,825)	(23,552)
Ending units	6,826,562	4,348,900	3,300,408	10,765

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
December 31, 2022
Note 1:    General

The Prudential Individual Variable Contract Account (the “Account”) was established under the laws of the State of New Jersey on October 12, 1982 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of the Variable Investment Plan (“VIP”) and the Discovery Plus (“PDISCO+”) contracts (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios"). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)
AST Cohen & Steers Realty Portfolio

There were no mergers during the period ended December 31, 2022.

New sales of the products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

A10

Note 1:    General (continued)
Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2: Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3: Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

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Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$10,067,084	$6,733,972
PSF PGIM Total Return Bond Portfolio (Class I)	670,256	3,935,415
PSF PGIM Jennison Blend Portfolio (Class I)	341,291	20,834,880
PSF PGIM Flexible Managed Portfolio (Class I)	397,569	11,484,304
PSF PGIM 50/50 Balanced Portfolio (Class I)	467,596	14,201,230
PSF PGIM Jennison Value Portfolio (Class I)	1,140,831	9,418,843
PSF PGIM High Yield Bond Portfolio (Class I)	171,693	2,056,424
PSF Natural Resources Portfolio (Class I)	1,432,055	2,924,606
PSF Stock Index Portfolio (Class I)	2,729,331	14,310,900
PSF Global Portfolio (Class I)	429,817	4,298,853
PSF PGIM Jennison Growth Portfolio (Class I)	557,013	11,876,353
PSF Small-Cap Stock Index Portfolio (Class I)	991,145	5,349,033
PSF PGIM Government Income Portfolio (Class I)	558,995	2,203,877
AST Cohen & Steers Realty Portfolio	1,484,998	450,298

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
A12

Note 6:    Related Party Transactions (continued)

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five years in the period ended December 31, 2022.

A13

Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2022	5,334	$2.43	$12,985	1.39%	1.20%	0.18%
December 31, 2021	3,900	$2.43	$9,476	0.04%	1.20%	-1.14%
December 31, 2020	5,244	$2.46	$12,889	0.30%	1.20%	-0.88%
December 31, 2019	5,266	$2.48	$13,060	1.90%	1.20%	0.70%
December 31, 2018	5,046	$2.46	$12,427	1.51%	1.20%	0.33%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2022	2,492	$7.71	$19,215	0.00%	1.20%	-15.82%
December 31, 2021	2,863	$9.16	$26,224	0.00%	1.20%	-1.94%
December 31, 2020	3,280	$9.34	$30,631	0.00%	1.20%	7.17%
December 31, 2019	3,639	$8.72	$31,710	0.00%	1.20%	9.59%
December 31, 2018	4,092	$7.95	$32,541	0.00%	1.20%	-1.34%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2022	5,297	$25.97	$137,567	0.00%	1.20%	-25.99%
December 31, 2021	5,941	$35.09	$208,457	0.00%	1.20%	18.93%
December 31, 2020	6,682	$29.51	$197,158	0.00%	1.20%	27.47%
December 31, 2019	7,622	$23.15	$176,423	0.00%	1.20%	27.36%
December 31, 2018	8,443	$18.17	$153,455	0.00%	1.20%	-5.99%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2022	5,944	$14.00	$83,230	0.00%	1.20%	-15.71%
December 31, 2021	6,612	$16.61	$109,844	0.00%	1.20%	15.97%
December 31, 2020	7,391	$14.32	$105,865	0.00%	1.20%	8.29%
December 31, 2019	8,237	$13.23	$108,956	0.00%	1.20%	18.45%
December 31, 2018	9,155	$11.17	$102,235	0.00%	1.20%	-5.33%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2022	7,540	$10.95	$82,571	0.00%	1.20%	-15.71%
December 31, 2021	8,629	$12.99	$112,105	0.00%	1.20%	12.03%
December 31, 2020	9,851	$11.60	$114,234	0.00%	1.20%	10.11%
December 31, 2019	11,522	$10.53	$121,349	0.00%	1.20%	17.09%
December 31, 2018	13,238	$8.99	$119,076	0.00%	1.20%	-3.63%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2022	4,584	$15.59	$71,477	0.00%	1.20%	-8.98%
December 31, 2021	5,049	$17.13	$86,491	0.00%	1.20%	26.28%
December 31, 2020	5,637	$13.57	$76,474	0.00%	1.20%	2.36%
December 31, 2019	6,413	$13.25	$85,002	0.00%	1.20%	24.56%
December 31, 2018	7,195	$10.64	$76,560	0.00%	1.20%	-10.96%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	1,768	$6.54	$11,566	0.00%	1.20%	-12.29%
December 31, 2021	2,022	$7.46	$15,085	0.00%	1.20%	6.65%
December 31, 2020	2,200	$7.00	$15,392	0.00%	1.20%	5.83%
December 31, 2019	2,458	$6.61	$16,250	0.00%	1.20%	14.95%
December 31, 2018	2,731	$5.75	$15,702	2.91%	1.20%	-2.44%

A14

Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF Natural Resources Portfolio (Class I)
December 31, 2022	1,230	$16.78	$20,648	0.00%	1.20%	20.60%
December 31, 2021	1,310	$13.92	$18,236	0.00%	1.20%	24.02%
December 31, 2020	1,481	$11.22	$16,617	0.00%	1.20%	10.95%
December 31, 2019	1,651	$10.11	$16,700	0.00%	1.20%	9.37%
December 31, 2018	1,900	$9.25	$17,569	0.00%	1.20%	-19.05%

	PSF Stock Index Portfolio (Class I)
December 31, 2022	5,850	$16.74	$97,935	0.00%	1.20%	-19.30%
December 31, 2021	6,432	$20.75	$133,432	0.00%	1.20%	26.76%
December 31, 2020	7,177	$16.37	$117,467	0.00%	1.20%	16.68%
December 31, 2019	8,140	$14.03	$114,184	0.00%	1.20%	29.52%
December 31, 2018	9,324	$10.83	$100,976	0.00%	1.20%	-5.75%

	PSF Global Portfolio (Class I)
December 31, 2022	4,238	$6.58	$27,896	0.00%	1.20%	-19.76%
December 31, 2021	4,745	$8.20	$38,923	0.00%	1.20%	16.83%
December 31, 2020	5,288	$7.02	$37,125	0.00%	1.20%	14.46%
December 31, 2019	5,986	$6.13	$36,716	0.00%	1.20%	28.85%
December 31, 2018	6,934	$4.76	$33,013	0.00%	1.20%	-8.42%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	5,935	$9.26	$54,943	0.00%	1.20%	-38.34%
December 31, 2021	6,827	$15.01	$102,500	0.00%	1.20%	14.63%
December 31, 2020	7,614	$13.10	$99,734	0.00%	1.20%	54.35%
December 31, 2019	8,494	$8.49	$72,077	0.00%	1.20%	31.76%
December 31, 2018	9,481	$6.44	$61,062	0.00%	1.20%	-1.96%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	3,998	$10.43	$41,687	0.00%	1.20%	-17.36%
December 31, 2021	4,349	$12.62	$54,876	0.00%	1.20%	24.84%
December 31, 2020	4,898	$10.11	$49,506	0.00%	1.20%	9.68%
December 31, 2019	5,420	$9.22	$49,950	0.00%	1.20%	20.97%
December 31, 2018	5,995	$7.62	$45,675	0.00%	1.20%	-9.81%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2022	2,885	$3.40	$9,803	0.00%	1.20%	-14.48%
December 31, 2021	3,300	$3.97	$13,113	0.00%	1.20%	-4.32%
December 31, 2020	3,880	$4.15	$16,109	0.00%	1.20%	5.89%
December 31, 2019	4,088	$3.92	$16,030	0.00%	1.20%	5.35%
December 31, 2018	4,516	$3.72	$16,809	0.00%	1.20%	-0.57%

	AST Cohen & Steers Realty Portfolio (available February 22, 2021)
December 31, 2022	98	$9.99	$975	0.00%	1.20%	-26.25%
December 31, 2021	11	$13.55	$146	0.00%	1.20%	34.51%
December 31, 2020	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2019	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2018	—	$—	$—	0.00%	0.00%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

A15

Note 7:    Financial Highlights (continued)

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.8% and 0.4%, respectively (for a total of 1.2% per year) are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. These charges are assessed through a reduction in unit values.

B.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. The range for withdrawal charges is 0% to 8%, plus return of 1% bonus during the period the purchase payment is subject to a withdrawal charge. This charge is assessed through the redemption of units.

C.Annual Maintenance Charge

An annual maintenance charge of $30 will be deducted if and only if the contract portfolio is less than $10,000 on a contract anniversary or at the time of a full withdrawal, including a withdrawal to affect an annuity. This charge is assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

A16

Note 9:    Other (continued)
Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Insurance Company of America and
the Contract Owners of The Prudential Individual Variable Contract Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Individual Variable Contract Account in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Individual Variable Contract Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	PSF Natural Resources Portfolio (Class I) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	PSF Stock Index Portfolio (Class I) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	PSF Global Portfolio (Class I) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	PSF PGIM Jennison Growth Portfolio (Class I) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	PSF Small-Cap Stock Index Portfolio (Class I) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	PSF PGIM Government Income Portfolio (Class I) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST Cohen & Steers Realty Portfolio (2)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

(2)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022, and statement of changes in net assets for the period ended December 31, 2022 and for the period February 22, 2021 (commencement of operations) to December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Individual Variable Contract Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Individual Variable Contract Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2023

We have served as the auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account since at least 2012. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account.
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